CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 92	$ 441	$ 713
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	637	993	302
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	$ 5	$ 3	$ 2